Stock-Based Compensation - LatamCo Options Activity (Details) - LatamCo awards	12 Months Ended
Dec. 31, 2022 $ / shares shares
Number of Shares
Outstanding (in shares) | shares	0
Granted (in shares) | shares	472,565
Exercised (in shares) | shares	0
Forfeited/canceled (in shares) | shares	(22,500)
Outstanding (in shares) | shares	450,065
Exercisable (in shares) | shares	119,974
Vested and expected to vest (in shares) | shares	450,065
Vested and exercisable (in shares) | shares	119,974
Weighted-Average Exercise Price
Outstanding (in usd per share) | $ / shares	$ 0
Granted (in usd per share) | $ / shares	18.00
Exercised (in usd per share) | $ / shares	0
Forfeited/canceled (in usd per share) | $ / shares	18.00
Outstanding (in usd per share) | $ / shares	18.00
Exercisable (in usd per share) | $ / shares	18.00
Vested and expected to vest (in usd per share) | $ / shares	18.00
Vested and exercisable (in usd per share) | $ / shares	$ 18.00
Weighted Average Remaining Contractual Life
Outstanding	9 years 8 months 12 days
Exercisable	9 years 8 months 12 days
Vested and expected to vest	9 years 8 months 12 days
Vested and exercisable	9 years 8 months 12 days